NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2022
Non-Current Assets and Disposal Group Classified as Held for Sale [Abstract]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

NOTE 13 - NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

Non-current assets and disposal group classified as held for sale at December 31, 2022 and December 31, 2021, are detailed below:

	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$
Current assets
Aircraft	64,483	99,694
Engines and rotables	21,552	46,724
Other assets	381	374
Total	86,416	146,792

The balances are presented at the lower of book value and fair value less cost to sell. The fair value of these assets was determined based on quoted prices in active markets for similar assets or liabilities. This is a level II measurement as per the fair value hierarchy set out in Note 3.3 (2). There were no transfers between levels for recurring fair value measurements during the year.

Assets reclassified from Property, plant and equipment to Non-current assets or groups of assets for disposal classified as held for sale.

During 2020, eleven Boeing 767 aircraft were transferred from the Property, plant and equipment, to Non-current assets item or groups of assets for disposal classified as held for sale. During 2021, the sale of five aircraft was completed. Additionally, during the year 2022 the sale of three aircraft was finalized.

During 2021, associated with the fleet restructuring plan, 3 engines of the A350 fleet were transferred from the Property, plant and equipment to Non-current assets or groups of assets for disposal classified as held for sale, of which during the same year the sale of an engine was finalized. Additionally, during the year 2022, the sale of an engine was finalized and some materials and spare parts of this same fleet were transferred to Non-current assets or groups of assets for disposal classified as held for sale.

During 2022, 28 A319 family aircraft were transferred from Property, plant and equipment to Non-current assets or asset groups for disposal classified as held for sale. Additionally, adjustments for US$ 345 million of expenses were recognized within results as part of Other gains (losses) to record these assets at their net realizable value.

During the year 2022, 6 aircraft and 8 engines of the A320 family were transferred from Property, plant and equipment to Non-current assets or asset groups for disposal classified as held for sale, of which during the year 2022 the sale of three aircraft was finalized. Additionally, adjustments for US$ 25 million of expenses were recognized to record these assets at their net realizable value, and since the fleet restructuring process had already been completed, these adjustments were recorded in results as part of Other expenses by function.

During the year ended December 31, 2021, adjustments for US$ 85 million (US$ 332 million at December 31, 2020) of expenses were recognized to record these assets at their net realizable value, which were recorded as restructuring activity expenses.

The detail of the fleet classified as non-current assets and disposal group classified as held for sale is as follows:

	As of	As of
	December 31,	December 31,
Aircraft	2022	2021
Boeing 767	3	6
Airbus A320	3	-
Airbus A319	28	-
Total	34	6